Average Annual Total Returns		1 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		1.25%	(0.33%)	1.35%
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.44%	1.59%	1.64%
Leader Capital Short Term High Yield Bond Fund Class A
Prospectus [Line Items]
Performance Inception Date		Nov. 28, 2024
Leader Capital Short Term High Yield Bond Fund Class C
Prospectus [Line Items]
Performance Inception Date		Nov. 28, 2024
Leader Capital Short Term High Yield Bond Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			16.84%	5.37%	3.02%
Leader Capital Short Term High Yield Bond Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			18.40%	5.27%	2.71%
Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.40%	5.27%	2.71%
Leader Capital Short Term High Yield Bond Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			15.89%	5.39%	2.95%
Leader Capital High Quality Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Percent	[4]	8.06%	3.49%
Performance Inception Date		Nov. 28, 2024
Leader Capital High Quality Income Fund Class C
Prospectus [Line Items]
Performance Inception Date		Nov. 28, 2024
Leader Capital High Quality Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Percent			6.53%	6.46%	3.92%
Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.53%	6.46%	3.92%
Leader Capital High Quality Income Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.43%	6.00%	3.82%
Leader Capital High Quality Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			7.03%	6.92%	4.38%

[1]	This index replaced the prior broad-based securities market index in order to satisfy a change in regulatory requirements. The Bloomberg US Aggregate Bond Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency). Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[2]	The Bloomberg US Aggregate Bond Index measures the performance of investment grade, fixed-rate taxable bond market and includes government and corporate bonds, agency mortgage-backed, asset-backed and commercial mortgage-backed securities (agency and non-agency).Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[3]	The BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index is an index tracking short-term U.S. government and corporate securities with maturities between 1 and 2.99 years. The index is produced by BofA Merrill Lynch. The index does not reflect the deduction of fees, expenses or taxes that mutual fund investors bear. Unlike a mutual fund, an index does not reflect any trading costs or management fees. Investors cannot directly invest in an index.
[4]	The Fund’s Class A and Class C shares inception date was November 28, 2024.